Other Operating Expenses - Loss on Disposal of BAT Pars - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Aug. 06, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Line Items]
Gains (losses) recognised when control of subsidiary is lost		£ (6)	£ 358	£ 0
B.A.T. Pars Company PJSC
Other Operating Expenses [Line Items]
Gains (losses) recognised when control of subsidiary is lost			358
Foreign exchange recycled from equity	£ 272
Impairment charge and associated costs	£ 88
Unwinding discounted proceeds		£ 6	£ 2